SHARE CAPITAL (Details 5) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Deferred stock outstanding, beginning balance	170,791	95,141
Deferred stock, issued	452,910	75,650
Deferred stock outstanding, end balance	623,701	170,791